Loss Per Class A and Class B Ordinary Share - Additional Information (Details) - $ / shares	Jun. 30, 2025	Oct. 31, 2024	Aug. 31, 2024	Aug. 24, 2024	Jul. 31, 2024
Earnings per share [line items]
Par value per share					$ 0.00001
Class D and Class D Preferred shares [Member]
Earnings per share [line items]
Par value per share				$ 0.00001
Number of Shares Issued			12,806,568
Class A Ordinary Shares [Member]
Earnings per share [line items]
Par value per share	$ 0.0001
Number of Shares Issued		149,442,793
Class B Ordinary Shares [Member]
Earnings per share [line items]
Number of Shares Issued		54,414,873